Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss	$ (34,296,300)	$ (10,503,700)	$ (4,680,200)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	4,995,900	4,599,000
Impairment of content assets	8,700	3,000
Share-based compensation for employees	8,712,800	1,355,800
Share-based compensation for non-employees	10,725,900	146,400	237,700
Gain of digital assets from revenues		(14,300)	(47,800)
(Gain) loss from exchange of digital assets	(1,120,700)	(24,600)	900
Changes in fair value of digital assets	5,521,300	(2,238,700)	(1,721,900)
Interest income from loans receivable due from a related party	(17,100)	(16,000)
Share of equity loss in an equity method investee	300	19,200	75,200
Loss from dissolution of subsidiaries			1,033,100
Changes in fair value of trading securities	(21,400)	36,400
Impairment of long-term investments		770,800
Deferred tax benefits		(277,000)
Changes in operating assets and liabilities:
Stable coins		1,500,000
Digital assets		12,307,100
Accounts receivable	(86,000)	(99,300)
Prepaid expenses and other assets	822,000	(2,300,700)
Due from a related party	(6,200)
Current content assets, net	(4,333,800)	(4,558,200)	324,400
Taxes receivable			1,095,600
Accounts payable	(225,100)	957,100
Contract liabilities	(357,300)	1,700,500
Income taxes payable	1,600	1,600	124,200
Other current liabilities and accrued expenses	(230,500)	756,800	557,400
Net cash (used in) provided by operating activities	(9,905,900)	4,121,200	(3,001,400)
Investing activities:
Purchases of digital assets	(1,448,200)		(3,146,600)
Purchases of stable coins		(610,000)	(139,900)
Investment in equity investees	(276,700)	(500,000)	(1,546,000)
Loans made to a related party		(850,000)
Repayment of loans from a related party	111,900
Investment in trading securities	(19,800)	(267,800)
Redemption of investments in trading securities	44,200	224,400
Acquisition of net assets of a subsidiary		118,300
Net cash used in investing activities	(1,588,600)	(1,885,100)	(4,832,500)
Financing activities:
Subscription fee advanced from investors		3,504,900	2,280,100
Proceeds from issuance of common stocks pursuant to private placements	7,100,000		1,420,000
Proceeds from issuance of common stocks pursuant to at the market offering	2,821,100
Capital injection from a non-controlling shareholder			88,900
Capital withdrawal by a non-controlling shareholder			(88,900)
Net cash provided by financing activities	9,921,100	3,504,900	3,700,100
Net (decrease) increase in cash and cash equivalents	(1,573,400)	5,741,000	(4,133,800)
Cash, cash equivalents, beginning of year	8,870,800	3,129,800	7,263,600
Cash, cash equivalents, end of year	7,297,400	8,870,800	3,129,800
Supplemental Cash Flow Information
Payment of interest expenses
Payment of income tax expenses
Non-cash Investing and Financing activities
Subscription fee advanced from investors in the form of USDC and USDT			475,000
Subscription fee paid from investors in the form of USDC and USDT	8,900,000	2,675,000
Purchase of digital assets in the form of USDT	7,398,200
Issuance of common stocks to settle subscription fee advanced from investors		$ 2,755,100	$ 6,604,000